Property and Equipment, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Sales, marketing and other operating expenses CNY	Dec. 31, 2012 Sales, marketing and other operating expenses CNY	Dec. 31, 2011 Sales, marketing and other operating expenses CNY	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense of property and equipment		36,711	44,916	58,722	27,063	34,526	48,665	9,648	10,390	10,057
Impairment losses of property and equipment	$ 1,154	6,984	7,649	14,164